SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details)	12 Months Ended
Jun. 30, 2024
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Relative of Mr. Silong Chen
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity investee -10% of the ownership
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity investee - 13% of the ownership
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (no longer as a related party after December 31, 2023)